Supplemental disclosure on comprehensive income statement	12 Months Ended
Dec. 31, 2021
Supplemental disclosure on comprehensive income statement
Supplemental disclosure on comprehensive income statement
24.	Supplemental disclosure on comprehensive income statement

The amount of inventories recognized in cost of sales is $326,279 for the year ended December 31, 2021 ($Nil in 2020).

The aggregate amortization and write-off of intangible assets expense for the year ended December 31, 2021 was $465,913 (2020 - $27,190) and was recorded in cost of sales and services.

Depreciation on property and equipment amounted to $356,103 and ROU assets was $570,411 for the year ended December 31, 2021, as compared to (2020 - $63,118 and $408,335 respectively) and is recorded in selling, general and administrative. During the year ended December 31, 2021 costs to obtain long term contracts of $Nil (2020 - $161,219) were recognized to selling, general and administrative expenses.

Employee benefits totaled $21,855,957 in the year ended December 31, 2021 (2020 - $11,801,314) and include share-based compensation of $9,762,745 (2020 - $4,244,608).

The Company has been awarded various grants during the year, which were recognized when they became receivable. The grants, received in 2021, are unconditional and amounted to $226,420 (2020 - $419,661). An amount of $149,575 (2020 - $365,433) was recorded as a reduction to the related expenses in research and development, an amount of $76,845 (2020 - $54,228) was recorded as a reduction to the related expenses in selling, general and administrative.

The Company in 2020 applied for an amount of $775,967 in wage subsidy under the CEWS program. An amount of $118,416 was recorded as a reduction to employee compensation under cost of sales and services, $504,339 was recorded as a reduction to employee compensation under selling, general and administrative expenses, and $153,212 was recorded as a reduction to employee compensation under research and development costs.